Shareholders' Deficit - Preferred Stock Shares (Q3) (Details) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholders' (Deficit) Equity [Abstract]
Preferred shares, shares authorized (in shares)	5,000,000	5,000,000	5,000,000
Preferred stock, par value, (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred shares, shares issued (in shares)	0	0	0
Preferred shares, shares outstanding (in shares)	0	0	0